LOAN FROM THIRD PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loan From Third Parties
LOAN FROM THIRD PARTIES

10. LOAN FROM THIRD PARTIES

As of June 30, 2022 and December 31, 2021, the Company had advances from former shareholders and unrelated third parties of Aixin Shangyan Hotel in an aggregate amount of $89,578 and $94,153, respectively. There was no written agreement, and these loans are payable on demand and bear no interest.

10. LOAN FROM THIRD PARTIES

As of December 31, 2021 and 2020, the Company had advances from former shareholders and unrelated third parties of Aixin Shangyan Hotel in an aggregate amount of $94,153 and $0, respectively. There was no written agreement, and these loans are payable on demand and bear no interest.